Subsequent Events (Details)	Jul. 22, 2025 USD ($) $ / shares shares	May 22, 2025 CNY (¥)	Mar. 31, 2025 shares	Sep. 30, 2024 shares
Subsequent Event [Line Items]
Ordinary shares issued			18,000,000	18,000,000
Annual interest rate		2.60%
Forecast [Member] | Bank of China [Member]
Subsequent Event [Line Items]
Loan agreement maturity date	May 19, 2026
IPO [Member] | Forecast [Member]
Subsequent Event [Line Items]
Ordinary shares issued	2,500,000
Ordinary shares per share | $ / shares	$ 6
Proceeds from issuance of shares | $	$ 15,000,000
Subsequent Event [Member] | Short-Term Debt [Member] | One-year loan agreement with Bank of China [Member]
Subsequent Event [Line Items]
Total principal amount | ¥		¥ 10,000,000